STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)								6 Months Ended		12 Months Ended
	Dec. 05, 2025	Dec. 02, 2025	Oct. 30, 2025	Aug. 01, 2025	Jan. 17, 2025	Jan. 16, 2025	Apr. 27, 2024	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Stock options, forfeited or expired								1,022		1,022
Issuance of common stock							55,973
Common Stock issued for cash, shares			8,333,333	3,683,333						1,459,388
Warrant exercise price					$ 7.80	$ 7.80
Reverse stock split	1-for-20	1-for-20 Reverse Stock Split								1-for-20 reverse stock split
Issuance of common stock							$ 55,973	$ 8,453,075	$ 9,561,299
Number of Warrants Outstanding, Beginning								1,289,937	10,743	10,743	7,620
Weighted Average Exercise Price, Beginning								$ 26.19	$ 2,253.40	$ 2,253.40	$ 3,164.80
Weighted Average Remaining Contractual Life (years), outstanding								1 year 4 months 13 days	1 year 3 months 14 days	1 year 3 months 14 days	2 years 5 months 1 day	2 years 7 months 24 days
Aggregate Intrinsic Value Warrants Outstanding, Beginning
Number of Warrants, Issued										1,282,051	3,122
Weighted Average Exercise Price, Issued										$ 7.80	$ 29.20
Number of Warrants, Exercised								1,282,051		2,799
Weighted Average Exercise Price, Exercised								$ 7.80		$ 26.44
Number of Warrants, Expired								6,298		58
Weighted Average Exercise Price, Expired
Number of Warrants Outstanding, Ending								1,588		1,289,937	10,743	7,620
Weighted Average Exercise Price, Ending								$ 1,125.15		$ 26.19	$ 2,253.40	$ 3,164.80
Aggregate Intrinsic Value Warrants Outstanding, Ending
Number of Warrants Exercisable								1,588		1,289,937	10,743
Weighted Average Exercise Price, Exercisable								$ 1,125.15		$ 26.19	$ 2,253.40
Weighted Average Remaining Contractual Life (years), Exercisable								1 year 4 months 13 days		1 year 3 months 14 days	2 years 5 months 1 day
Aggregate Intrinsic Value Warrants, Exercisable
Weighted Average Remaining Contractual Life (years), Issued											1 year 10 months 6 days
Subsequent Event [Member]
Common Stock issued for cash, shares			8,333,333
Reverse stock split	1-for-20 reverse stock split	1-for-20 reverse stock split
Warrant [Member]
Common Stock issued for cash, shares					1,282,051	1,282,051